Distribution Date:	04/12/23	COMM 2015-CCRE27 Mortgage Trust
Determination Date:	04/06/23
Next Distribution Date:	05/12/23
Record Date:	03/31/23	Commercial Mortgage Pass-Through Certificates
Series 2015-CCRE27
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	5		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		David Rodgers	(212) 230-9025
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25
		Controlling Class	RREF II-SG CMBS AIV, L.P.
Modified Loan Detail	26	Representative
Historical Liquidated Loan Detail	27		-
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635QBC3	1.577000%	38,731,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635QBD1	2.223000%	72,542,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12635QBE9	3.404000%	62,544,000.00	32,751,644.11	1,056,648.51	92,905.50	0.00	0.00	1,149,554.01	31,694,995.60	35.68%	30.00%
A-3	12635QBF6	3.349000%	200,000,000.00	193,890,647.37	0.00	541,116.48	0.00	0.00	541,116.48	193,890,647.37	35.68%	30.00%
A-4	12635QBG4	3.612000%	278,315,000.00	278,315,000.00	0.00	837,728.15	0.00	0.00	837,728.15	278,315,000.00	35.68%	30.00%
A-M	12635QBJ8	3.984000%	53,568,000.00	53,568,000.00	0.00	177,845.76	0.00	0.00	177,845.76	53,568,000.00	28.84%	24.25%
B	12635QBK5	4.486155%	54,732,000.00	54,732,000.00	0.00	204,613.55	0.00	0.00	204,613.55	54,732,000.00	21.85%	18.38%
C	12635QBL3	4.597405%	43,088,000.00	43,088,000.00	0.00	165,077.50	0.00	0.00	165,077.50	43,088,000.00	16.35%	13.75%
D	12635QAL4	3.597405%	51,238,000.00	51,238,000.00	0.00	153,603.21	0.00	0.00	153,603.21	51,238,000.00	9.81%	8.25%
E	12635QAN0	3.250000%	24,455,000.00	24,455,000.00	0.00	66,232.29	0.00	0.00	66,232.29	24,455,000.00	6.69%	5.63%
F	12635QAQ3	3.250000%	9,317,000.00	9,317,000.00	0.00	25,233.54	0.00	0.00	25,233.54	9,317,000.00	5.50%	4.63%
G	12635QAS9	3.250000%	13,974,000.00	13,974,000.00	0.00	37,846.25	0.00	0.00	37,846.25	13,974,000.00	3.72%	3.13%
H*	12635QAU4	3.250000%	29,113,392.00	29,113,392.00	0.00	44,176.31	0.00	0.00	44,176.31	29,113,392.00	0.00%	0.00%
V	12635QAW0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12635QBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635QAY6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			931,617,392.00	784,442,683.48	1,056,648.51	2,346,378.54	0.00	0.00	3,403,027.05	783,386,034.97

X-A	12635QBH2	1.053224%	705,700,000.00	558,525,291.48	0.00	490,210.09	0.00	0.00	490,210.09	557,468,642.97
X-B	12635QAA8	0.062246%	97,820,000.00	97,820,000.00	0.00	5,074.11	0.00	0.00	5,074.11	97,820,000.00
X-C	12635QAC4	1.000000%	51,238,000.00	51,238,000.00	0.00	42,698.33	0.00	0.00	42,698.33	51,238,000.00
X-D	12635QAE0	1.347405%	33,772,000.00	33,772,000.00	0.00	37,920.48	0.00	0.00	37,920.48	33,772,000.00
X-E	12635QAG5	1.347405%	13,974,000.00	13,974,000.00	0.00	15,690.54	0.00	0.00	15,690.54	13,974,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	12635QAJ9	1.347405%	29,113,392.00	29,113,392.00	0.00	32,689.62	0.00	0.00	32,689.62	29,113,392.00
Notional SubTotal			931,617,392.00	784,442,683.48	0.00	624,283.17	0.00	0.00	624,283.17	783,386,034.97

Deal Distribution Total					1,056,648.51	2,970,661.71	0.00	0.00	4,027,310.22

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635QBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635QBD1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12635QBE9	523.65765077	16.89448244	1.48544225	0.00000000	0.00000000	0.00000000	0.00000000	18.37992469	506.76316833
A-3	12635QBF6	969.45323685	0.00000000	2.70558240	0.00000000	0.00000000	0.00000000	0.00000000	2.70558240	969.45323685
A-4	12635QBG4	1,000.00000000	0.00000000	3.01000000	0.00000000	0.00000000	0.00000000	0.00000000	3.01000000	1,000.00000000
A-M	12635QBJ8	1,000.00000000	0.00000000	3.32000000	0.00000000	0.00000000	0.00000000	0.00000000	3.32000000	1,000.00000000
B	12635QBK5	1,000.00000000	0.00000000	3.73846287	0.00000000	0.00000000	0.00000000	0.00000000	3.73846287	1,000.00000000
C	12635QBL3	1,000.00000000	0.00000000	3.83117109	0.00000000	0.00000000	0.00000000	0.00000000	3.83117109	1,000.00000000
D	12635QAL4	1,000.00000000	0.00000000	2.99783774	0.00000000	0.00000000	0.00000000	0.00000000	2.99783774	1,000.00000000
E	12635QAN0	1,000.00000000	0.00000000	2.70833327	0.00000000	0.00000000	0.00000000	0.00000000	2.70833327	1,000.00000000
F	12635QAQ3	1,000.00000000	0.00000000	2.70833315	0.00000000	0.00000000	0.00000000	0.00000000	2.70833315	1,000.00000000
G	12635QAS9	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
H	12635QAU4	1,000.00000000	0.00000000	1.51738794	1.19094539	26.05274404	0.00000000	0.00000000	1.51738794	1,000.00000000
V	12635QAW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12635QBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635QAY6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635QBH2	791.44862049	0.00000000	0.69464374	0.00000000	0.00000000	0.00000000	0.00000000	0.69464374	789.95131496
X-B	12635QAA8	1,000.00000000	0.00000000	0.05187191	0.00000000	0.00000000	0.00000000	0.00000000	0.05187191	1,000.00000000
X-C	12635QAC4	1,000.00000000	0.00000000	0.83333327	0.00000000	0.00000000	0.00000000	0.00000000	0.83333327	1,000.00000000
X-D	12635QAE0	1,000.00000000	0.00000000	1.12283785	0.00000000	0.00000000	0.00000000	0.00000000	1.12283785	1,000.00000000
X-E	12635QAG5	1,000.00000000	0.00000000	1.12283813	0.00000000	0.00000000	0.00000000	0.00000000	1.12283813	1,000.00000000
X-F	12635QAJ9	1,000.00000000	0.00000000	1.12283790	0.00000000	0.00000000	0.00000000	0.00000000	1.12283790	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/23 - 03/30/23	30	0.00	92,905.50	0.00	92,905.50	0.00	0.00	0.00	92,905.50	0.00
A-3	03/01/23 - 03/30/23	30	0.00	541,116.48	0.00	541,116.48	0.00	0.00	0.00	541,116.48	0.00
A-4	03/01/23 - 03/30/23	30	0.00	837,728.15	0.00	837,728.15	0.00	0.00	0.00	837,728.15	0.00
X-A	03/01/23 - 03/30/23	30	0.00	490,210.09	0.00	490,210.09	0.00	0.00	0.00	490,210.09	0.00
X-B	03/01/23 - 03/30/23	30	0.00	5,074.11	0.00	5,074.11	0.00	0.00	0.00	5,074.11	0.00
X-C	03/01/23 - 03/30/23	30	0.00	42,698.33	0.00	42,698.33	0.00	0.00	0.00	42,698.33	0.00
X-D	03/01/23 - 03/30/23	30	0.00	37,920.48	0.00	37,920.48	0.00	0.00	0.00	37,920.48	0.00
X-E	03/01/23 - 03/30/23	30	0.00	15,690.54	0.00	15,690.54	0.00	0.00	0.00	15,690.54	0.00
X-F	03/01/23 - 03/30/23	30	0.00	32,689.62	0.00	32,689.62	0.00	0.00	0.00	32,689.62	0.00
A-M	03/01/23 - 03/30/23	30	0.00	177,845.76	0.00	177,845.76	0.00	0.00	0.00	177,845.76	0.00
B	03/01/23 - 03/30/23	30	0.00	204,613.55	0.00	204,613.55	0.00	0.00	0.00	204,613.55	0.00
C	03/01/23 - 03/30/23	30	0.00	165,077.50	0.00	165,077.50	0.00	0.00	0.00	165,077.50	0.00
D	03/01/23 - 03/30/23	30	0.00	153,603.21	0.00	153,603.21	0.00	0.00	0.00	153,603.21	0.00
E	03/01/23 - 03/30/23	30	0.00	66,232.29	0.00	66,232.29	0.00	0.00	0.00	66,232.29	0.00
F	03/01/23 - 03/30/23	30	0.00	25,233.54	0.00	25,233.54	0.00	0.00	0.00	25,233.54	0.00
G	03/01/23 - 03/30/23	30	0.00	37,846.25	0.00	37,846.25	0.00	0.00	0.00	37,846.25	0.00
H	03/01/23 - 03/30/23	30	723,811.29	78,848.77	0.00	78,848.77	34,672.46	0.00	0.00	44,176.31	758,483.75
Totals			723,811.29	3,005,334.17	0.00	3,005,334.17	34,672.46	0.00	0.00	2,970,661.71	758,483.75

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	4,027,310.22
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,016,415.78	Master Servicing Fee	5,913.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,242.36
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.75
ARD Interest	0.00	Operating Advisor Fee	1,588.51
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,016,415.78	Total Fees	11,081.63

Principal		Expenses/Reimbursements
Scheduled Principal	1,056,648.51	Reimbursement for Interest on Advances	4,143.71
Unscheduled Principal Collections		ASER Amount	19,332.87
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	10,379.88
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	816.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,056,648.51	Total Expenses/Reimbursements	34,672.46

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,970,661.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,056,648.51
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,027,310.22
Total Funds Collected	4,073,064.29	Total Funds Distributed	4,073,064.31

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	784,442,684.20	784,442,684.20	Beginning Certificate Balance	784,442,683.48
(-) Scheduled Principal Collections	1,056,648.51	1,056,648.51	(-) Principal Distributions	1,056,648.51
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	783,386,035.69	783,386,035.69	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	784,826,528.74	784,826,528.74	Ending Certificate Balance	783,386,034.97
Ending Actual Collateral Balance	784,189,396.89	784,189,396.89

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.72)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.72)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.60%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP
	7,499,999 or less	22	90,245,806.50	11.52%	29	4.5847	1.760168	1.39 or less	18	205,962,299.83	26.29%	29	4.5697	1.025889
7,500,000 to 14,999,999		11	109,083,953.77	13.92%	29	4.5540	1.501901	1.40 to 1.44	1	5,962,435.98	0.76%	29	4.7500	1.400000
15,000,000 to 24,999,999		7	128,261,264.16	16.37%	29	4.5385	1.847092	1.45 to 1.54	4	97,792,380.28	12.48%	28	4.3231	1.512804
25,000,000 to 49,999,999		5	160,247,041.58	20.46%	29	4.4387	1.330451	1.55 to 1.99	9	94,700,342.87	12.09%	30	4.6815	1.760437
	50,000,000 or greater	1	70,000,000.00	8.94%	29	3.5602	4.720000	2.00 to 2.49	4	20,046,646.62	2.56%	29	4.4686	2.168074
	Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216	2.50 to 2.99	4	27,151,857.89	3.47%	29	4.5399	2.713535
								3.00 or greater	6	106,222,102.54	13.56%	29	3.8097	4.252935
								Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	28	225,547,969.68	28.79%	29	4.6333	NAP
							Defeased	28	225,547,969.68	28.79%	29	4.6333	NAP
Arizona	4	17,931,324.62	2.29%	28	4.4813	2.532918
							Industrial	3	14,630,332.28	1.87%	29	4.4645	1.647149
California	6	67,505,998.83	8.62%	29	4.6877	1.352674
							Lodging	8	95,127,126.53	12.14%	28	4.4618	1.875648
Colorado	1	4,493,294.40	0.57%	28	4.2900	2.250000
							Mixed Use	1	10,000,000.00	1.28%	30	4.7700	0.920000
Florida	6	63,614,124.47	8.12%	29	4.4913	2.311655
							Mobile Home Park	4	26,094,224.71	3.33%	29	4.6643	1.232255
Georgia	1	3,500,000.00	0.45%	30	4.5700	1.280000
							Multi-Family	11	131,640,407.71	16.80%	29	4.6513	1.534453
Illinois	7	44,546,229.02	5.69%	29	4.4359	0.914412
							Office	5	133,197,599.35	17.00%	29	4.0262	3.240508
Iowa	3	20,435,886.37	2.61%	28	4.3327	1.702991
							Retail	22	157,296,767.36	20.08%	29	4.4392	1.398073
Kansas	2	9,106,533.61	1.16%	29	4.5400	1.330000
							Self Storage	4	9,979,939.79	1.27%	29	4.6611	3.221068
Michigan	1	4,686,118.40	0.60%	28	4.4400	2.900000
							Totals	86	783,386,035.69	100.00%	29	4.4654	1.863216
Missouri	1	3,835,208.67	0.49%	27	4.3300	1.530000

New York	3	80,278,943.57	10.25%	29	3.7275	4.294942

North Carolina	4	34,200,135.06	4.37%	29	4.4667	2.634853

Ohio	1	1,470,203.23	0.19%	30	4.7400	2.770000

Oklahoma	2	11,223,069.77	1.43%	28	4.5243	1.846388

Oregon	1	28,055,897.16	3.58%	28	4.5900	0.290000

Pennsylvania	4	32,445,250.80	4.14%	29	4.7378	1.163260

South Carolina	2	5,971,405.28	0.76%	30	4.6073	1.961820

Tennessee	1	8,850,634.90	1.13%	28	4.6000	1.380000

Texas	3	41,432,158.67	5.29%	29	4.5130	1.315202

Utah	1	1,228,679.47	0.16%	30	5.1100	3.020000

Virginia	2	39,305,356.58	5.02%	30	4.5680	1.495733

Washington	1	10,982,895.39	1.40%	29	4.6000	1.170000

Washington, DC	1	42,867,049.45	5.47%	29	4.3400	1.510000

Totals	86	783,386,035.69	100.00%	29	4.4654	1.863216

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP
	4.2499 or less	5	124,672,716.91	15.91%	29	3.8429	3.694845	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500 to 4.4999	13	179,262,833.55	22.88%	29	4.3542	1.497764	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000 to 4.7499	19	169,499,482.54	21.64%	29	4.6257	1.493572	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500 or greater	9	84,403,033.01	10.77%	30	4.8507	1.432328	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216	49 months or greater	46	557,838,066.01	71.21%	29	4.3976	1.977621
								Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP
	60 months or less	46	557,838,066.01	71.21%	29	4.3976	1.977621	Interest Only	6	127,880,000.00	16.32%	29	4.0400	3.472739
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216	61 months or greater	40	429,958,066.01	54.88%	29	4.5039	1.532937
								Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	225,547,969.68	28.79%	29	4.6333	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		6	104,002,343.46	13.28%	28	4.5356	1.754106	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	38	437,241,873.73	55.81%	29	4.3586	2.082838	Totals	0	0.00	0.00%	0	0.0000	0.000000
	13 months to 24 months	2	16,593,848.82	2.12%	30	4.5594	0.606080
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	62	783,386,035.69	100.00%	29	4.4654	1.863216
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1-C2	30310138	OF	New York	NY	Actual/360	3.560%	214,600.94	0.00	0.00	N/A	09/06/25	--	70,000,000.00	70,000,000.00	03/06/23
02A1	30310133	MF	Various	CA	Actual/360	4.938%	91,761.76	0.00	0.00	N/A	09/06/25	--	21,580,000.00	21,580,000.00	04/06/23
02A1-1	30508308	MF	Canoga Park	CA	Actual/360	4.938%	68,544.93	0.00	0.00	N/A	07/06/25	--	16,120,000.00	16,120,000.00	04/06/23
02A1-2	30508311	MF	Northridge	CA	Actual/360	4.938%	116,084.15	0.00	0.00	N/A	07/06/25	--	27,300,000.00	27,300,000.00	04/06/23
3	30310170	MF	Various	TX	Actual/360	4.210%	196,044.78	112,403.86	0.00	N/A	09/06/25	--	54,077,174.35	53,964,770.49	04/06/23
5	30310171	MF	Washington	DC	Actual/360	4.340%	160,421.78	58,356.35	0.00	N/A	09/06/25	--	42,925,405.80	42,867,049.45	04/06/23
6	30310172	RT	Various	Various	Actual/360	4.330%	122,463.94	67,747.11	0.00	N/A	07/06/25	--	32,844,386.04	32,776,638.93	03/06/23
7	30310139	OF	Tampa	FL	Actual/360	4.650%	124,692.73	48,367.87	0.00	N/A	10/01/25	--	31,140,744.79	31,092,376.92	04/01/23
8	30310173	LO	Portland	OR	Actual/360	4.590%	111,109.53	55,305.72	0.00	N/A	08/06/25	--	28,111,202.93	28,055,897.21	03/06/20
9	30310136	OF	Henderson	NV	Actual/360	4.590%	96,600.68	41,651.99	0.00	N/A	08/06/25	--	24,440,399.62	24,398,747.63	04/06/23
10	30310174	OF	Austin	TX	Actual/360	4.320%	94,830.97	37,117.41	0.00	N/A	09/06/25	--	25,492,196.48	25,455,079.07	04/06/23
11	30310175	MF	Richmond	VA	Actual/360	4.760%	87,603.96	32,513.60	0.00	N/A	10/06/25	--	21,372,610.68	21,340,097.08	04/06/23
12	30310176	MF	Orlando	FL	Actual/360	4.610%	77,233.73	32,856.72	0.00	N/A	09/06/25	--	19,455,701.38	19,422,844.66	04/06/23
13	30310140	RT	Yorktown	VA	Actual/360	4.340%	67,267.85	34,165.65	0.00	N/A	09/01/25	--	17,999,425.15	17,965,259.50	04/01/23
14	30310177	LO	Ocala	FL	Actual/360	4.210%	68,880.28	0.00	0.00	N/A	08/06/25	--	19,000,000.00	19,000,000.00	04/06/23
15	30310178	LO	Charlotte	NC	Actual/360	4.535%	62,523.62	31,598.28	0.00	N/A	09/06/25	--	16,010,599.94	15,979,001.66	04/06/23
16	30310134	MH	Various	PA	Actual/360	4.723%	63,479.22	29,869.98	0.00	N/A	09/06/25	--	15,606,604.92	15,576,734.94	04/06/23
17	30310165	RT	Los Angeles	CA	Actual/360	4.160%	60,344.26	25,312.37	0.00	N/A	09/06/25	--	16,845,483.35	16,820,170.98	04/06/23
19	30296064	IN	Various	MA	Actual/360	4.903%	61,992.86	27,744.78	0.00	N/A	09/06/25	--	14,683,196.83	14,655,452.05	04/06/23
20	30310166	MF	Orlando	FL	Actual/360	4.600%	56,305.14	19,566.23	0.00	N/A	09/06/25	--	14,214,481.07	14,194,914.84	04/06/23
21	30310141	MF	Houston	TX	Actual/360	4.740%	59,184.17	0.00	0.00	N/A	10/01/25	--	14,500,000.00	14,500,000.00	04/01/23
22	30310142	LO	Greenville	NC	Actual/360	4.240%	44,850.65	25,413.06	0.00	N/A	09/01/25	--	12,284,110.17	12,258,697.11	03/01/23
24	30310180	RT	Austin	TX	Actual/360	4.950%	50,554.56	18,835.54	0.00	N/A	09/06/25	--	11,860,307.17	11,841,471.63	04/06/23
25	30296008	LO	Kennewick	WA	Actual/360	4.600%	43,589.60	21,490.60	0.00	N/A	09/06/25	--	11,004,385.96	10,982,895.36	04/06/23
26	30295934	RT	Hoffman Estates	IL	Actual/360	4.370%	36,252.64	19,634.28	0.00	N/A	08/06/25	--	9,633,830.38	9,614,196.10	04/06/23
27	30310143	RT	Jacksonville	FL	Actual/360	4.460%	39,182.73	16,417.60	0.00	10/01/25	10/01/30	--	10,202,361.10	10,185,943.50	04/01/23
28	30310144	98	Various	Various	Actual/360	4.730%	38,464.73	18,055.33	0.00	N/A	09/01/25	--	9,443,702.59	9,425,647.26	04/01/23
29	30310168	LO	Nashville	TN	Actual/360	4.600%	35,127.35	17,418.70	0.00	N/A	08/06/25	--	8,868,053.75	8,850,635.05	02/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
30	30310181	RT	Glendale	AZ	Actual/360	4.370%	34,606.39	16,290.63	0.00	N/A	08/06/25	--	9,196,354.93	9,180,064.30	04/06/23
31	30310182	MU	Philadelphia	PA	Actual/360	4.770%	41,075.00	0.00	0.00	N/A	10/06/25	--	10,000,000.00	10,000,000.00	03/06/23
32	30310145	IN	Lenexa	KS	Actual/360	4.540%	35,658.36	14,548.15	0.00	N/A	09/01/25	--	9,121,081.76	9,106,533.61	03/01/23
33	30310146	RT	Rockford	IL	Actual/360	4.460%	33,585.20	14,072.22	0.00	10/01/25	10/01/30	--	8,744,881.25	8,730,809.03	04/01/23
34	30310183	RT	South Elgin	IL	Actual/360	4.729%	33,981.14	12,850.56	0.00	N/A	09/06/25	--	8,345,558.64	8,332,708.08	03/06/23
35	30295940	SS	Fort Myers	FL	Actual/360	5.043%	34,247.83	12,309.58	0.00	N/A	09/06/25	--	7,885,729.71	7,873,420.13	04/06/23
36	30310147	MF	Lancaster	NY	Actual/360	4.770%	28,661.20	13,167.08	0.00	N/A	10/01/25	--	6,977,771.34	6,964,604.26	04/01/23
37	30310135	MH	York	PA	Actual/360	4.723%	27,990.98	13,171.07	0.00	N/A	09/06/25	--	6,881,687.67	6,868,516.60	04/06/23
38	30310148	MF	Tulsa	OK	Actual/360	4.680%	25,153.87	12,101.55	0.00	N/A	08/01/25	--	6,241,655.10	6,229,553.55	04/01/23
39	30310169	RT	Peoria	IL	Actual/360	4.240%	24,115.51	11,129.60	0.00	N/A	09/06/25	--	6,604,978.42	6,593,848.82	09/06/21
40	30310149	MF	Cottonwood	AZ	Actual/360	4.590%	25,766.35	0.00	0.00	N/A	09/01/25	--	6,519,000.00	6,519,000.00	04/01/23
41	30295864	RT	Various	NC	Actual/360	4.750%	24,426.80	9,480.28	0.00	N/A	09/06/25	--	5,971,916.26	5,962,435.98	04/06/23
42	30310150	RT	Ontario	CA	Actual/360	4.660%	21,423.60	10,324.93	0.00	N/A	09/01/25	--	5,338,845.85	5,328,520.92	04/01/23
43	30296079	IN	Clive	IA	Actual/360	4.340%	20,677.88	9,155.50	0.00	N/A	09/06/25	--	5,532,954.17	5,523,798.67	04/06/23
44	30310184	LO	Page	AZ	Actual/360	5.075%	21,663.39	13,724.69	0.00	N/A	10/06/25	--	4,957,140.64	4,943,415.95	04/06/23
45	30310151	SS	Tucson	AZ	Actual/360	4.590%	19,866.71	9,832.01	0.00	N/A	09/01/25	--	5,026,366.61	5,016,534.60	04/01/23
46	30310152	MF	Kalamazoo	MI	Actual/360	4.440%	17,948.00	8,214.58	0.00	N/A	08/01/25	--	4,694,332.98	4,686,118.40	04/01/23
47	30310137	MF	Houston	TX	Actual/360	4.450%	15,894.90	12,390.96	0.00	N/A	09/06/25	--	4,147,999.14	4,135,608.18	04/06/23
48	30310185	RT	Denver	CO	Actual/360	4.290%	16,628.85	8,085.37	0.00	N/A	08/06/25	--	4,501,379.77	4,493,294.40	04/06/23
49	30310186	MH	Sonora	CA	Actual/360	4.300%	13,539.08	7,492.96	0.00	N/A	09/06/25	--	3,656,466.98	3,648,974.02	04/06/23
50	30310153	RT	Aurora	IN	Actual/360	4.700%	14,044.26	10,063.66	0.00	N/A	09/01/25	--	3,470,098.42	3,460,034.76	04/01/23
52	30310154	RT	Orangeburg	SC	Actual/360	4.520%	14,790.44	0.00	0.00	N/A	10/01/25	--	3,800,000.00	3,800,000.00	04/01/23
53	30310188	OF	Corning	NY	Actual/360	5.070%	14,495.86	5,958.02	0.00	N/A	10/06/25	--	3,320,297.33	3,314,339.31	04/06/23
54	30310155	RT	Brunswick	GA	Actual/360	4.570%	13,773.47	0.00	0.00	N/A	10/01/25	--	3,500,000.00	3,500,000.00	04/01/23
55	30310156	SS	Tucson	AZ	Actual/360	4.590%	11,988.53	5,933.11	0.00	N/A	09/01/25	--	3,033,152.43	3,027,219.32	04/01/23
56	30310157	OF	Lake City	FL	Actual/360	4.710%	13,547.70	4,495.86	0.00	N/A	09/01/25	--	3,340,299.91	3,335,804.05	04/01/23
57	30310189	SS	Bonita Springs	FL	Actual/360	4.660%	11,915.98	4,603.58	0.00	N/A	10/06/25	--	2,969,508.76	2,964,905.18	04/06/23
58	30310158	OF	Greece	NY	Actual/360	4.550%	11,889.10	4,241.66	0.00	N/A	08/01/25	--	3,034,439.87	3,030,198.21	04/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 30

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
59	30310159	SS	Lansing	MI	Actual/360	4.630%	11,080.47	4,568.76	0.00	N/A	07/01/25	--	2,779,187.28	2,774,618.52	04/01/23
61	30310191	MF	Lake Bluff	IL	Actual/360	4.540%	8,768.72	4,116.98	0.00	N/A	09/06/25	--	2,242,957.78	2,238,840.80	04/06/23
62	30310160	RT	North Charleston	SC	Actual/360	4.760%	8,917.31	4,138.95	0.00	N/A	09/01/25	--	2,175,544.23	2,171,405.28	04/01/23
63	30310161	MF	Columbus	OH	Actual/360	4.740%	6,012.28	2,793.38	0.00	N/A	10/01/25	--	1,472,996.61	1,470,203.23	04/01/23
64	30310162	SS	Saint George	UT	Actual/360	5.110%	5,416.18	2,193.72	0.00	N/A	10/01/25	--	1,230,873.19	1,228,679.47	04/01/23
65	30310163	SS	Tucson	AZ	Actual/360	4.690%	2,870.90	3,356.08	0.00	N/A	09/01/25	--	710,862.72	707,506.64	04/01/23
Totals							3,016,415.78	1,056,648.51	0.00				784,442,684.20	783,386,035.69
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1-C2	131,411,232.00	132,265,797.00	01/01/22	12/31/22	--	0.00	0.00	214,374.90	214,374.90	0.00	0.00
02A1	3,237,812.93	4,314,620.80	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
02A1-1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
02A1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	2,505,800.75	3,993,644.64	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	190,069.64	190,069.64	4,376,754.19	0.00
7	3,913,413.00	4,080,993.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	(71,151.53)	572,553.50	01/01/22	06/30/22	06/06/22	0.00	7,481.16	1,489,116.47	1,489,116.47	0.00	0.00
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,109,765.38	2,289,921.69	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,092,932.25	2,352,886.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
13	1,789,266.00	1,823,244.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	4,445,666.49	4,644,764.38	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,672,000.65	3,236,771.81	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,715,807.00	2,031,550.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	999,418.05	1,573,407.45	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	842.05	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,180,932.00	3,338,154.00	07/01/21	06/30/22	--	0.00	0.00	70,236.21	70,236.21	0.00	0.00
24	1,503,179.68	1,441,602.29	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
25	415,355.52	1,089,753.51	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	803,623.45	755,459.67	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,148,660.00	1,247,145.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	482,239.00	1,141,372.67	01/01/22	09/30/22	01/06/23	0.00	0.00	52,507.87	52,507.87	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,117,515.53	1,175,456.76	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	446,665.46	0.00	--	--	--	0.00	0.00	41,031.94	41,031.94	0.00	0.00
32	529,710.00	634,610.67	--	--	--	0.00	0.00	50,186.08	50,186.08	0.00	0.00
33	814,206.00	822,132.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	561,414.98	262,810.77	01/01/22	09/30/22	--	0.00	0.00	46,795.77	46,795.77	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	867,543.00	709,592.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	635,423.00	618,763.56	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	847,646.00	1,014,196.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	55,309.11	0.00	--	--	03/06/23	5,301,316.43	224,746.23	15,856.50	444,373.31	135,844.75	0.00
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	507,211.60	600,600.99	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	608,894.00	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	755,065.00	854,415.27	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	931,068.17	1,076,214.67	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
46	937,651.00	955,428.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	219,388.99	405,493.85	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
48	668,592.33	712,292.22	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
49	274,080.21	256,390.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	462,976.00	610,945.33	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	418,953.80	421,118.10	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	225,179.85	262,696.84	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	632,962.00	750,196.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	392,163.00	524,112.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	264,316.36	283,250.44	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	242,166.00	285,428.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	315,677.00	315,644.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	330,951.79	280,570.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	281,430.00	329,828.00	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	177,091,218.80	186,964,722.45				5,301,316.43	232,227.39	2,170,175.38	2,598,692.19	4,513,440.99	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/12/23	0	0.00	0	0.00	1	6,593,848.82	1	32,776,638.93	1	6,593,848.82	0	0.00	0	0.00	0	0.00	4.465443%	4.449040%	29
03/10/23	0	0.00	0	0.00	1	6,604,978.42	1	32,844,386.04	1	6,604,978.42	1	8,868,053.75	0	0.00	0	0.00	4.465507%	4.449102%	30
02/10/23	2	41,812,514.99	0	0.00	2	34,795,423.73	1	32,923,717.33	1	6,618,397.53	0	0.00	0	0.00	0	0.00	4.465588%	4.449180%	31
01/12/23	1	32,990,918.08	0	0.00	2	34,861,292.87	1	32,990,918.08	1	6,629,437.83	0	0.00	0	0.00	0	0.00	4.465652%	4.449242%	32
12/12/22	0	0.00	0	0.00	2	15,563,703.75	1	33,057,869.19	1	6,640,437.96	0	0.00	0	0.00	0	0.00	4.465715%	4.449118%	33
11/14/22	0	0.00	0	0.00	2	15,593,714.66	1	33,128,541.42	1	6,652,178.71	0	0.00	0	0.00	0	0.00	4.465783%	4.449184%	34
10/13/22	0	0.00	0	0.00	3	44,020,327.47	1	33,194,981.29	0	0.00	0	0.00	0	0.00	0	0.00	4.465845%	4.449428%	35
09/12/22	0	0.00	0	0.00	2	15,651,488.35	1	33,265,160.55	0	0.00	0	0.00	0	0.00	0	0.00	4.465912%	4.449493%	36
08/12/22	0	0.00	0	0.00	3	44,189,180.14	1	33,331,092.92	0	0.00	0	0.00	0	0.00	0	0.00	4.465973%	4.449552%	37
07/12/22	0	0.00	0	0.00	3	44,270,348.62	1	33,396,780.36	0	0.00	0	0.00	0	0.00	0	0.00	4.466034%	4.449610%	38
06/10/22	0	0.00	0	0.00	3	44,356,771.63	1	33,466,234.08	0	0.00	0	0.00	0	0.00	0	0.00	4.466100%	4.449674%	39
05/12/22	0	0.00	0	0.00	3	44,437,286.69	1	33,531,419.51	0	0.00	0	0.00	0	0.00	1	3,755,180.20	4.466159%	4.449732%	40
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 30

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
01A1-C2	30310138	03/06/23	0	A	214,374.90	214,374.90	0.00	70,000,000.00
6	30310172	03/06/23	0	A	190,069.64	190,069.64	5,595,148.49	32,844,386.04	07/02/20	2		01/31/22
22	30310142	03/01/23	0	A	70,236.21	70,236.21	0.00	12,284,110.17
29	30310168	02/06/23	0	A	52,507.87	52,507.87	0.00	8,868,053.75	06/23/20	9
31	30310182	03/06/23	0	A	41,031.94	41,031.94	400.00	10,000,000.00	12/11/18	98
32	30310145	03/01/23	0	A	50,186.08	50,186.08	0.00	9,121,081.76
34	30310183	03/06/23	0	A	46,795.77	46,795.77	0.00	8,345,558.64
39	30310169	09/06/21	18	6	15,856.50	444,373.31	189,940.84	6,807,665.88	07/09/20	7			09/23/22
Totals					681,058.91	1,109,575.72	5,785,489.33	158,270,856.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		764,469,283	725,098,795	0		39,370,488
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		18,916,753	18,916,753	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-23	783,386,036	744,015,548	0	0	0	39,370,488
Mar-23	784,442,684	744,993,320	0	0	0	39,449,364
Feb-23	785,717,625	709,109,686	8,888,798	28,177,026	28,177,026	39,542,115
Jan-23	786,765,245	718,913,034	0	0	28,231,855	39,620,356
Dec-22	787,808,808	739,187,236	0	0	8,923,266	39,698,307
Nov-22	788,922,860	740,200,604	0	0	8,941,536	39,780,720
Oct-22	789,958,071	712,742,762	0	0	44,020,327	33,194,981
Sep-22	791,064,069	742,147,420	0	0	15,651,488	33,265,161
Aug-22	792,090,990	714,570,717	0	0	44,189,180	33,331,093
Jul-22	793,113,935	715,446,806	0	0	44,270,349	33,396,780
Jun-22	794,208,108	716,385,103	0	0	44,356,772	33,466,234
May-22	795,222,857	717,254,151	0	0	44,437,287	33,531,420
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30310172	32,776,638.93	32,844,386.04	50,830,000.00	--	3,945,112.00	1.53000	--	07/06/25	266
8	30310173	28,055,897.21	28,507,463.77	34,500,000.00	02/01/22	572,553.50	0.29000	06/30/22	08/06/25	267
29	30310168	8,850,635.05	8,868,053.75	15,000,000.00	11/01/22	868,941.67	1.38000	09/30/22	08/06/25	267
31	30310182	10,000,000.00	10,000,000.00	10,500,000.00	11/24/20	446,665.46	0.92000	12/31/21	10/06/25	I/O
39	30310169	6,593,848.82	6,807,665.88	2,400,000.00	07/22/22	55,309.11	0.13000	12/31/21	09/06/25	269
54	30310155	3,500,000.00	3,500,000.00	6,050,000.00	07/27/15	208,284.84	1.28000	09/30/22	10/01/25	I/O
Totals		89,777,020.01	90,527,569.44	119,280,000.00		6,096,866.58

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 30

					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	30310172	RT	Various	07/02/20	2

4/6/2023 - Loan transferred due to a payment default. Borrower was also severely delinquent on financial reporting. A Receiver has been appointed over both Illinois properties. The Receiver is evaluating property needs. Special Servicer is

	proceeding with foreclosure litigation in various jurisdictions.

8	30310173	LO	OR	06/23/20	9

4/6/2023 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. Borrower retained third party consultant. As of June 2022 the occupancy, ADR and RevPAR penetration rates were 100.7%,

93.7%, and 94.4%, respectively. The special servicer is dual tracking settlement discussions and enforcement of lender''s rights. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity

	transfer/property manager change and will work to return the loan to Master Servicing.

29	30310168	LO	TN	06/23/20	9

4/6/2023 - Loan transferred for Imminent Monetary Default at borrower''s request as a result of the Covid-19 pandemic. As of June 2022 the occupancy, ADR and RevPAR penetration rates were 109%, 113.4%, and 123.6%, respectively. The special servicer is dual tracking settlement discussions and enforcement of lender''s rights. Borrower has requested a bring current statement and a non-permitted equity transfer. Lender approved the equity transfer/property manager change

	and will work to return the loan to Master Servicing.

31	30310182	MU	PA	12/11/18	98

4/6/2023 - Special Servicer is currently monitoring property performance and residential leasing activity at the Property. Property occupancy is 96% and 100% for the Multifamily and Commercial units, respectively, and DSCR was approximately

	0.93x as of 1 2/31/22.

39	30310169	RT	IL	07/09/20	7

4/6/2023 - Loan transferred for Imminent Monetary Default at Borrowers'' request as a result of the Covid-19 pandemic. Borrower and special servicer completed an amendment to the REA and transitioned title to the Lender. Property went REO on 9/23/22. Friedman engaged as property manager and leasing team. They are getting property to life safety standards and targeting tenants using their market gap analysis. Petco left in December 2022 and property is now 16.5% occupied.

	REO evaluating disposition strategies.

54	30310155	RT	GA	10/04/19	98

4/6/2023 - The loan remains current; however, outstanding issues still exist related to a non-permitted equity transfer Borrower effectuated without Lender''s consent. Borrower has not submitted a settlement proposal to remediate this issue.

	Borrower has sent the lender a defeasance notice with closing date of May 8, 2023. Special Servicer will engaged in discussions with borrower regarding closing of the defeasance.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30310133	0.00	4.93800%	0.00	4.93800%	8	01/12/22	01/06/22	01/21/22
14	30310177	19,000,000.00	4.21000%	19,000,000.00 4.21000%		8	09/23/20	09/23/20	10/01/20
29	30310168	0.00	4.60000%	0.00	4.60000%	8	02/10/23	12/14/22	02/10/23
57	30310189	3,200,000.00	4.66000%	3,200,000.00 4.66000%		8	11/18/16	11/18/16	11/23/16
Totals		22,200,000.00		22,200,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 26 of 30

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
18	30310179 01/12/21	7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		7,845,131.98	0.00	8,010,337.38	126,041.76	7,962,495.62	7,836,453.86	8,678.12	0.00	8,678.12	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
18	30310179	04/12/21	0.00	0.00	0.00	0.00	8,678.12	(8,678.12)	0.00	0.00	0.00
		01/12/21	0.00	0.00	8,678.12	0.00	0.00	8,678.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	8,678.12	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,071.57	0.00	0.00	0.00
8	0.00	0.00	6,051.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	744.83	0.00	0.00	0.00
25	0.00	0.00	0.00	0.00	650.80	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	321.27	0.00	0.00	0.00
31	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	1,421.91	0.00	0.00	19,332.87	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.04	0.00	0.00	0.00
54	0.00	0.00	753.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	0.00	0.00	165.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,379.88	0.00	816.00	19,332.87	0.00	0.00	4,143.71	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		34,672.46

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30